Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounting policies [line items]
Foreign exchange convenience rate	6.3726				6.3726
Unremitted insurance premiums	¥ 126,715		¥ 193,470		$ 19,884
Restricted cash balance	25,280		24,480		3,967
Pledged deposits	75,831		106,380		11,900
Impairment loss	0		0	¥ 0
Share-based compensation expense	¥ 11,355	$ 1,782	35,880	94,958
Valued added tax percentage	6.00%	6.00%
Advertising and marketing expenses	¥ 97,945		71,472	47,927
Cash and cash equivalents and restricted cash	608,984		728,948	249,327	95,563	$ 114,388		¥ 152,271
Operating Lease, Right-of-Use Asset	247,819		267,352		$ 38,888		¥ 5,504
Operating Lease, Liability	¥ 264,069		264,869				¥ 5,504
Cash equivalents due within three months	three months	three months
Service Condition [Member]
Accounting policies [line items]
Share-based compensation expense	¥ 16,390
Board of Directors Chairman [Member]
Accounting policies [line items]
Voting rights percentage	50.00%				50.00%
Currency risk [Member]
Accounting policies [line items]
Cash and cash equivalents and restricted cash	¥ 481,589		¥ 429,970	¥ 247,354